Share Capital - Summary of Share Capital (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [Line Items]
Share capital	¥ 183,021	¥ 183,021
A shares [member]
Disclosure of classes of share capital [Line Items]
Share capital	161,922	161,922
H shares [member]
Disclosure of classes of share capital [Line Items]
Share capital	¥ 21,099	¥ 21,099